Earnings per Share - Summary of Calculation of Supplemental EPS (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.	$ 167,198	$ 9,928	$ (948,349)	$ 8,372	$ (30,657)	$ 84,727	$ 43,183	$ 4,249	$ (762,851)	$ 101,502	$ 29,698
Denominator:
Weighted average common shares outstanding									192,498
Basic EPS	$ 0.87	$ 0.05	$ (5.00)						$ (4.08)	$ 0	$ 0
Diluted EPS	$ 0.87	$ 0.05	$ (5.00)						$ (4.08)	$ 0	$ 0
Supplemental EPS [Member]
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.									$ (762,851)
Denominator:
Weighted average common shares outstanding									192,498
Basic EPS									$ (3.96)
Diluted EPS									$ (3.96)